Employee Retirement Plans - Expected Payments for Pension Benefits and Other Postretirement Welfare Benefits (Details) $ in Millions	Sep. 30, 2018 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure
Fiscal 2019	$ 30.6
Fiscal 2020	31.1
Fiscal 2021	33.2
Fiscal 2022	39.0
Fiscal 2023	40.4
Fiscal 2024 - 2028	201.4
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Fiscal 2019	1.0
Fiscal 2020	0.9
Fiscal 2021	0.9
Fiscal 2022	0.9
Fiscal 2023	0.9
Fiscal 2024 - 2028	$ 4.7